TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details Narrative) - Codere Online Busines [Member] € in Thousands	Jun. 30, 2021 EUR (€)
Codere Online Management Services L T D [Member]
IfrsStatementLineItems [Line Items]
Trade payables and other current liabilities	€ 4,400
Other Current Liabilitie [Member]
IfrsStatementLineItems [Line Items]
Trade payables and other current liabilities	€ 4,900